CREDIT LOSSES (Schedule of allowance for credit losses) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Receivables [Abstract]
Balance, at beginning of period	$ 24,602	$ 22,410
Provision for expected credit losses	328	3,898
Balance added in business combination	0	259
Recoveries collected, net of write-offs	(4,503)	(1,965)
Balance, at end of period	$ 20,427	$ 24,602